Disaggregated Revenue	12 Months Ended
Mar. 31, 2026
Disaggregated Revenue [Abstract]
DISAGGREGATED REVENUE

17. DISAGGREGATED REVENUE

The following is the Company’s revenue from contracts with customers that are recognized at a point in time, in accordance with ASC Topic 606, by major transactional based services:

	For the years ended March 31,
	2026	2025	2024
	$’000	$’000	$’000
Digital Asset Tokens:

(a) Transaction service fee
Securities and virtual assets brokerage commission income	30	55	25
Securities and virtual assets brokerage handling income	27	55	26
Virtual assets trading income	7	-	-
Virtual assets subscription / redemption income	298	-	-
	362	110	51

Other services
Referral income	490	-	261

(b) Asset management service fee
Fund subscription fee – related parties	-	16	22

(c) Consultancy service fee
Corporate consultancy income	997	993	120
Company secretarial services income	-	6	-
	997	999	120

Total revenues recognized at a point in time	1,849	1,125	454

The following is the Company’s revenue from contracts with customers for services recognized over a period of time in accordance with ASC Topic 606, by major service type:

	For the years ended March 31,
	2026	2025	2024
	$’000	$’000	$’000
Digital Asset Tokens:

(a) Interest income
Other securities brokerage financing	-	30	128

(b) Tokenization service fee
Tokenization service fee	2,722	-	-

(c) Asset management service fee
Management fee income – related parties	267	429	311
Performance fee income – related parties	326	210	538
	593	639	849

(d) Consultancy service fee
Investment advisory income	680	1,025	2,860

AI Tokens:

AI Infrastructure service fee	22,204	-	-

Total revenues recognized over a period of time	26,199	1,694	3,837